AB Sustainable Global Thematic Fund

Portfolio of Investments

April 30, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 97.1%
Information Technology – 25.8%
Communications Equipment – 4.1%
Calix, Inc.(a)	811,237	$32,376,469
Lumentum Holdings, Inc.(a) (b)	630,364	51,191,860

		83,568,329

Electronic Equipment, Instruments & Components – 2.4%
Flex Ltd.(a)	3,021,200	49,819,588

IT Services – 2.5%
Block, Inc. - Class A(a) (b)	258,779	25,758,862
Visa, Inc. - Class A(b)	115,085	24,528,066

		50,286,928

Semiconductors & Semiconductor Equipment – 8.4%
ASML Holding NV	52,440	29,761,718
Infineon Technologies AG	1,059,433	30,070,112
MediaTek, Inc.	963,000	26,547,964
NXP Semiconductors NV	211,910	36,215,419
Taiwan Semiconductor Manufacturing Co., Ltd.	1,506,000	27,232,462
Wolfspeed, Inc.(a)	229,140	21,014,429

		170,842,104

Software – 6.0%
Adobe, Inc.(a)	85,930	34,023,984
Dassault Systemes SE	921,420	40,749,202
Microsoft Corp.	166,665	46,252,871

		121,026,057

Technology Hardware, Storage & Peripherals – 2.4%
Apple, Inc.	305,116	48,101,537

		523,644,543

Industrials – 23.5%
Aerospace & Defense – 1.7%
Hexcel Corp.	627,140	34,091,330

Building Products – 2.6%
Owens Corning	323,980	29,459,501
Trex Co., Inc.(a)	404,720	23,550,657

		53,010,158

Commercial Services & Supplies – 6.6%
Tetra Tech, Inc.	281,530	39,211,498
TOMRA Systems ASA	717,620	28,220,704
Waste Management, Inc.	401,770	66,067,059

		133,499,261

Electrical Equipment – 5.7%
Rockwell Automation, Inc.	171,550	43,345,539
Schneider Electric SE	134,930	19,358,288
Vestas Wind Systems A/S	2,082,670	53,110,156

		115,813,983

Company	Shares	U.S. $ Value

Machinery – 5.7%
Deere & Co.	147,790	$55,798,114
SMC Corp.	76,000	36,800,729
Xylem, Inc./NY	282,048	22,704,864

		115,303,707

Professional Services – 1.2%
Recruit Holdings Co., Ltd.	664,100	24,094,605

		475,813,044

Health Care – 18.2%
Biotechnology – 1.2%
Abcam PLC(a)	1,593,670	24,729,229

Health Care Equipment & Supplies – 8.1%
Alcon, Inc.	523,440	37,374,038
Becton Dickinson and Co.	220,180	54,426,294
Koninklijke Philips NV	994,393	25,984,600
STERIS PLC	208,730	46,765,957

		164,550,889

Health Care Providers & Services – 1.3%
Apollo Hospitals Enterprise Ltd.	456,051	26,323,330

Life Sciences Tools & Services – 7.6%
Bio-Rad Laboratories, Inc. - Class A(a)	68,930	35,296,296
Bruker Corp.	492,965	28,340,558
Danaher Corp.	197,043	49,483,409
Gerresheimer AG	318,190	22,102,219
West Pharmaceutical Services, Inc.	58,840	18,538,130

		153,760,612

		369,364,060

Financials – 16.0%
Banks – 6.6%
Erste Group Bank AG	1,358,380	42,294,184
HDFC Bank Ltd.	2,119,682	37,929,936
SVB Financial Group(a)	110,910	54,084,152

		134,308,272

Capital Markets – 6.4%
Deutsche Boerse AG	162,820	28,346,072
London Stock Exchange Group PLC	235,920	23,259,767
MSCI, Inc. - Class A	102,820	43,312,925
Partners Group Holding AG	32,604	34,543,844

		129,462,608

Insurance – 3.0%
Aflac, Inc.	605,040	34,656,691
AIA Group Ltd.	2,558,200	25,131,137

		59,787,828

		323,558,708

Company	Shares	U.S. $ Value

Consumer Discretionary – 7.1%
Auto Components – 1.3%
Aptiv PLC(a)	256,561	$27,298,090

Automobiles – 1.9%
BYD Co., Ltd. - Class H	1,327,500	38,632,537

Household Durables – 1.9%
TopBuild Corp.(a)	210,700	38,166,198

Textiles, Apparel & Luxury Goods – 2.0%
NIKE, Inc. - Class B	323,760	40,372,872

		144,469,697

Utilities – 3.3%
Electric Utilities – 2.0%
NextEra Energy, Inc.	575,630	40,881,243

Water Utilities – 1.3%
American Water Works Co., Inc.	170,851	26,324,722

		67,205,965

Materials – 3.2%
Chemicals – 3.2%
Chr Hansen Holding A/S	350,230	27,286,312
Koninklijke DSM NV	226,050	38,001,174

		65,287,486

Total Common Stocks (cost $1,743,687,569)		1,969,343,503

SHORT-TERM INVESTMENTS – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.22%(c) (d) (e) (cost $52,499,938)	52,499,938	52,499,938

Total Investments – 99.7% (cost $1,796,187,507)(f)		2,021,843,441
Other assets less liabilities – 0.3%		6,782,420

Net Assets – 100.0%		$2,028,625,861

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	62,262	USD	12,657	05/03/2022	$63,619
Bank of America, NA	USD	12,871	BRL	62,262	05/03/2022	(277,257)
Bank of America, NA	JPY	1,073,068	USD	8,381	07/15/2022	89,234
Bank of America, NA	HKD	42,966	USD	5,485	07/22/2022	(270)
Barclays Bank PLC	BRL	62,262	USD	12,504	05/03/2022	(89,909)
Barclays Bank PLC	USD	12,657	BRL	62,262	05/03/2022	(63,619)
Barclays Bank PLC	CNH	68,236	USD	10,702	05/18/2022	404,041
Barclays Bank PLC	USD	12,385	BRL	62,262	06/02/2022	86,279
BNP Paribas SA	USD	56,103	CNH	358,858	05/18/2022	(1,943,880)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	USD	7,125	ZAR	107,325	06/23/2022	$(365,975)
Citibank, NA	EUR	8,499	USD	9,631	05/12/2022	662,274
Citibank, NA	CNH	39,286	USD	6,165	05/18/2022	236,101
Citibank, NA	GBP	8,590	USD	11,328	06/09/2022	526,777
Credit Suisse International	EUR	31,915	USD	35,312	05/12/2022	1,631,522
Credit Suisse International	CNH	46,325	USD	7,025	05/18/2022	59,208
Goldman Sachs Bank USA	USD	37,879	JPY	4,804,098	07/15/2022	(754,639)
Goldman Sachs Bank USA	TWD	159,465	USD	5,485	07/27/2022	34,780
JPMorgan Chase Bank, NA	NOK	258,217	USD	29,540	06/17/2022	2,006,161
Morgan Stanley Capital Services, Inc.	USD	8,664	EUR	7,947	05/12/2022	(277,692)
Morgan Stanley Capital Services, Inc.	USD	9,479	GBP	7,543	06/09/2022	5,743
Morgan Stanley Capital Services, Inc.	USD	33,803	GBP	25,875	06/09/2022	(1,266,515)
Morgan Stanley Capital Services, Inc.	INR	2,642,611	USD	34,521	07/07/2022	241,545
Morgan Stanley Capital Services, Inc.	CHF	19,173	USD	20,619	07/13/2022	832,956
Morgan Stanley Capital Services, Inc.	USD	38,895	AUD	54,267	07/21/2022	(499,763)
Morgan Stanley Capital Services, Inc.	TWD	335,904	USD	11,573	07/27/2022	91,574
Natwest Markets PLC	USD	8,195	EUR	7,749	05/12/2022	(17,155)
Natwest Markets PLC	CNH	33,912	USD	5,309	05/18/2022	209,898
Natwest Markets PLC	USD	15,043	SEK	141,147	06/17/2022	(651,086)
UBS AG	EUR	157,947	USD	180,735	05/12/2022	14,049,347
UBS AG	USD	11,003	EUR	10,149	05/12/2022	(292,239)
UBS AG	USD	69,535	CAD	86,955	07/21/2022	(1,867,540)
UBS AG	USD	26,930	KRW	33,567,802	07/27/2022	(333,223)

						$12,530,297

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of April 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $354,474,630 and gross unrealized depreciation of investments was $(116,288,399), resulting in net unrealized appreciation of $238,186,231.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

NOK – Norwegian Krone

SEK – Swedish Krona

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Country Breakdown1

April 30, 2022 (unaudited)

59.6%	United States
6.4%	Netherlands
4.0%	Germany
4.0%	Denmark
3.6%	Switzerland
3.2%	India
3.0%	Japan
2.7%	Taiwan
2.4%	United Kingdom
2.1%	Austria
2.0%	France
1.9%	China
1.4%	Norway
1.2%	Hong Kong
2.5%	Short-Term

100.0%	Total Investments

[1]

All data are as of April 30, 2022. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details).

AB Sustainable Global Thematic Fund

April 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2022:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$369,283,085	$154,361,458		$—	$523,644,543
Industrials	314,228,562	161,584,482		—	475,813,044
Health Care	232,850,644	136,513,416		—	369,364,060
Financials	132,053,768	191,504,940		—	323,558,708
Consumer Discretionary	105,837,160	38,632,537		—	144,469,697
Utilities	67,205,965	—		—	67,205,965
Materials	—	65,287,486		—	65,287,486
Short-Term Investments	52,499,938	—		—	52,499,938

Total Investments in Securities	1,273,959,122	747,884,319	(a)	—	2,021,843,441
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	21,231,059		—	21,231,059
Liabilities:
Forward Currency Exchange Contracts	—	(8,700,762)		—	(8,700,762)

Total	$1,273,959,122	$760,414,616		$—	$2,034,373,738

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2022 is as follows:

Fund	Market Value 07/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$81,429	$357,516	$386,445	$52,500	$19